UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-23336

Variant Alternative Income Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: April 30

Date of reporting period: July 1, 2021 through June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record

Insert attached voting record(s)

THE MONTREUX HEALTHCARE FUND PLC

(Incorporated in the Isle of Man with Company Number 009788V)

NOTICE OF ANNUAL GENERAL MEETING 2021

NOTICE IS HEREBY GIVEN that the Annual General Meeting of The Montreux Healthcare Fund PLC (the

‘Company’) will be held at Clinch’s House, Lord Street, Douglas, Isle of Man, IM99 1RZ on 20 October 2021 at

10.00 a.m. when the following ordinary resolutions will be considered:

1.	To receive and adopt the Audited Financial Statements of the Company for the year ended 31 March 2021.

2.	To re-appoint Grant Thornton Limited of 3rd Floor, Exchange House, 54-62 Athol Street, IM1 1JD to act as Auditors of the Company for the current financial year.

3.	To authorise the Directors to fix the remuneration of the Auditors for the current financial year.

4.	To authorise the Directors to fix their remuneration for the current financial year at £30,000 per annum per director.

By Order of the Board:

Ita McArdle Director

Registered office:

Clinch’s House,

Lord Street, Douglas,

Isle of Man,

IM99 1RZ

5 October 2021

Notes:

1.       The holders of participating shares are entitled to receive notice of, attend and vote at general meetings of the Company.

2.       A shareholder who is entitled to attend and vote at general meetings is entitled to appoint one of more proxies to attend and vote instead of him. A proxy need not also be a shareholder.

THE MONTREUX HEALTHCARE FUND PLC (the “Company”)

(Incorporated in the Isle of Man with Company Number 009788V)

PROXY FORM

I/We	Curt Fintel, Treasurer

of	Variant Alternative Income Fund

being a being a member(s) of the above Company hereby appoint the Chairman of the Meeting or of

our proxy to vote on our behalf at the Annual General Meeting of the Company to be held at Clinch’s House, Lord Street, Douglas, Isle of Man, IM99 1RZ on 20 October 2021 at 10.00 a.m. and at any adjournment thereof.

We direct our proxy to vote in respect of the resolutions to be proposed at such Annual General Meeting in the following manner.

Ordinary Resolutions		For	Against	Withheld
1	To receive and adopt the Audited Financial Statements of the Company for the year ended 31 March 2021.
2	To re-appoint Grant Thornton Limited of 3rd Floor, Exchange House, 54-62 Athol Street, IM1 1JD to act as Auditors to the Company for the current financial year.
3	To authorise the Directors to fix the remuneration of the auditors for the current financial year.
4	To authorise the Directors to fix their remuneration for the current financial year at £30,000 per annum per director.

Signed	dated	October 5, 2021

NOTES:

1.	If you wish to appoint a person other than the Chairman of the Meeting as your proxy please delete the words “the Chairman of the Meeting” and print the name and address of the person you wish to appoint in the space provided.
2.	Please indicate with an “X” in the appropriate space beside the resolution how you wish your proxy to vote on your behalf on a poll. Except as otherwise instructed, your proxy will exercise his discretion as to how he votes or whether he abstains from voting.
3.	This form of proxy must be signed by a member or his attorney duly authorised in writing, or if the appointer is a corporation the form of proxy must be executed under the hand of an officer of the corporation duly authorized on their behalf.
4.	A member entitled to attend and vote is entitled to appoint one or more parties to attend and, on a poll, to vote instead of him. A proxy need not also be a member. In the case of joint holders, if more than one such joint holder is present only the person whose name stands first in the Register of Members in respect of the relevant joint holding will be entitled to vote, whether in person or by proxy.
5.	This form of proxy and any authorisations of corporate representatives should be completed and lodged at the Company’s registered office c/o Suntera Fund Services (IOM) Limited, Clinch’s House, Lord Street, Douglas, Isle of Man IM99 1RZ, sent by post, or by facsimile to +44 (0) 1624 691773 or sent by email to montreux@suntera.com no later than 17.30 hours GMT on the day before the date appointed for holding the meeting together with the power of attorney or other authority (if any) under which it is signed, or a copy certified by a notary of such power or authority.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variant Alternative Income Fund

/s/ Robert W. Elsasser

Robert W. Elsasser, President

(Principal Executive Officer)

August 23, 2022